Financing Receivables and Allowance For Losses On Financing Receivables	12 Months Ended
Dec. 31, 2011
Financing Receivables And Allowance For Losses On Financing Receivables [Abstract]
Financing Receivables And Allowance For Losses On Financing Receivables

NOTE 4. FINANCING RECEIVABLES AND ALLOWANCE FOR LOSSES ON FINANCING RECEIVABLES

	At
	December 31,	December 31,
(In millions)	2011	2010

Loans, net of deferred income(a)	$256,895	$275,135
Investment in financing leases, net of deferred income	38,142	44,390
	295,037	319,525
Less allowance for losses	(6,190)	(7,919)
Financing receivables – net(b)	$288,847	$311,606

  Deferred income was $2,329 million and $2,360 million at December 31, 2011 and December 31, 2010, respectively.
  Financing receivables at December 31, 2011 and December 31, 2010 included $1,062 million and $1,503 million, respectively, relating to loans that had been acquired in a transfer but have been subject to credit deterioration since origination per ASC 310, Receivables.

GECC financing receivables include both loans and financing leases. Loans represent transactions in a variety of forms, including revolving charge and credit, mortgages, installment loans, intermediate-term loans and revolving loans secured by business assets. The portfolio includes loans carried at the principal amount on which finance charges are billed periodically, and loans carried at gross book value, which includes finance charges.

Investment in financing leases consists of direct financing and leveraged leases of aircraft, railroad rolling stock, autos, other transportation equipment, data processing equipment, medical equipment, commercial real estate and other manufacturing, power generation, and commercial equipment and facilities.

For federal income tax purposes, the leveraged leases and the majority of the direct financing leases are leases in which GECC depreciates the leased assets and is taxed upon the accrual of rental income. Certain direct financing leases are loans for federal income tax purposes. For these transactions, GECC is taxed only on the portion of each payment that constitutes interest, unless the interest is tax-exempt (e.g., certain obligations of state governments).

Investment in direct financing and leveraged leases represents net unpaid rentals and estimated unguaranteed residual values of leased equipment, less related deferred income. GECC has no general obligation for principal and interest on notes and other instruments representing third-party participation related to leveraged leases; such notes and other instruments have not been included in liabilities but have been offset against the related rentals receivable. The GECC share of rentals receivable on leveraged leases is subordinate to the share of other participants who also have security interests in the leased equipment. For federal income tax purposes, GECC is entitled to deduct the interest expense accruing on non-recourse financing related to leveraged leases.

Net Investment in Financing Leases

	Total financing leases		Direct financing leases(a)		Leveraged leases(b)
December 31 (In millions)	2011	2010	2011	2010	2011	2010

Total minimum lease payments receivable	$44,157	$52,180	$33,667	$40,037	$10,490	$12,143
Less principal and interest on third-party
non-recourse debt	(6,812)	(8,110)	0	0	(6,812)	(8,110)
Net rentals receivables	37,345	44,070	33,667	40,037	3,678	4,033
Estimated unguaranteed residual value of
leased assets	7,592	8,495	5,140	5,991	2,452	2,504
Less deferred income	(6,795)	(8,175)	(5,219)	(6,438)	(1,576)	(1,737)
Investment in financing leases, net of
deferred income	38,142	44,390	33,588	39,590	4,554	4,800
Less amounts to arrive at net investment
Allowance for losses	(294)	(396)	(281)	(378)	(13)	(18)
Deferred taxes	(6,718)	(6,168)	(2,938)	(2,266)	(3,780)	(3,902)
Net investment in financing leases	$31,130	$37,826	$30,369	$36,946	$761	$880

(a)       Included $413 million and $452 million of initial direct costs on direct financing leases at December 31, 2011 and 2010, respectively.

(b)       Included pre-tax income of $116 million and $133 million and income tax of $35 million and $51 million during 2011 and 2010, respectively. Net investment credits recognized on leveraged leases during 2011 and 2010 were insignificant.

Contractual Maturities

	Total	Net rentals
(In millions)	loans	receivable

Due in
2012	$64,548	$10,353
2013	22,689	7,434
2014	22,829	5,500
2015	16,133	4,081
2016	16,869	2,402
2017 and later	59,816	7,575
	202,884	37,345
Consumer revolving loans	54,011	0
Total	$256,895	$37,345

We expect actual maturities to differ from contractual maturities.

The following tables provide additional information about our financing receivables and related activity in the allowance for losses for our Commercial, Real Estate and Consumer portfolios.

Financing Receivables – net

The following table displays our financing receivables balances.

	At
	December 31,	December 31,
(In millions)	2011	2010

Commercial
CLL
Americas(a)	$80,505	$88,558
Europe	36,899	37,498
Asia	11,635	11,943
Other(a)	436	664
Total CLL	129,475	138,663

Energy Financial Services	5,912	7,011

GECAS	11,901	12,615

Other	1,282	1,788
Total Commercial financing receivables	148,570	160,077

Real Estate
Debt	24,501	30,249
Business Properties	8,248	9,962
Total Real Estate financing receivables	32,749	40,211

Consumer
Non-U.S. residential mortgages	35,550	39,269
Non-U.S. installment and revolving credit	18,544	20,132
U.S. installment and revolving credit	46,689	43,974
Non-U.S. auto	5,691	7,558
Other	7,244	8,304
Total Consumer financing receivables	113,718	119,237

Total financing receivables	295,037	319,525

Less allowance for losses	(6,190)	(7,919)
Total financing receivables – net	$288,847	$311,606

  During 2011, we transferred our Railcar lending and leasing portfolio from CLL Other to CLL Americas. Prior-period amounts were reclassified to conform to the current-period presentation.

Allowance for Losses on Financing Receivables

The following tables provide a roll-forward of our allowance for losses on financing receivables.

	Balance at	Provision								Balance at
	January 1,	charged to				Gross				December 31,
(In millions)	2011	operations	(a)	Other	(b)	write-offs	(c)	Recoveries	(c)	2011

Commercial
CLL
Americas	$1,288	$281		$(96)		$(700)		$116		$889
Europe	429	195		(5)		(286)		67		400
Asia	222	105		13		(214)		31		157
Other	6	3		(3)		(2)		–		4
Total CLL	1,945	584		(91)		(1,202)		214		1,450

Energy Financial Services	22	–		(1)		(4)		9		26

GECAS	20	–		–		(3)		–		17

Other	58	23		–		(47)		3		37
Total Commercial	2,045	607		(92)		(1,256)		226		1,530

Real Estate
Debt	1,292	242		2		(603)		16		949
Business Properties	196	82		–		(144)		6		140
Total Real Estate	1,488	324		2		(747)		22		1,089

Consumer
Non-U.S. residential
mortgages	689	117		(13)		(296)		49		546
Non-U.S. installment
and revolving credit	937	490		(30)		(1,257)		577		717
U.S. installment and
revolving credit	2,333	2,241		1		(3,095)		528		2,008
Non-U.S. auto	168	30		(4)		(216)		123		101
Other	259	142		(20)		(272)		90		199
Total Consumer	4,386	3,020		(66)		(5,136)		1,367		3,571
Total	$7,919	$3,951		$(156)		$(7,139)		$1,615		$6,190

  Included a provision of $77 million at Consumer related to the July 1, 2011 adoption of ASU 2011-02. See Note 16.
  Other primarily included transfers to held for sale and the effects of currency exchange.
  Net write-offs (write-offs less recoveries) in certain portfolios may exceed the beginning allowance for losses as our revolving credit portfolios turn over more than once per year or, in all portfolios, can reflect losses that are incurred subsequent to the beginning of the fiscal year due to information becoming available during the current year, which may identify further deterioration on existing financing receivables.

	Balance at	Adoption of	Balance at	Provision				Balance at
	December 31,	ASU 2009	January 1,	charged to		Gross		December 31,
(In millions)	2009	16 & 17(a)	2010	operations	Other(b)	write-offs(c)	Recoveries(c)	2010

Commercial
CLL
Americas	$1,180	$66	$1,246	$1,059	$(11)	$(1,136)	$130	$1,288
Europe	575	–	575	269	(37)	(440)	62	429
Asia	244	(10)	234	153	(6)	(181)	22	222
Other	10	–	10	(2)	(1)	(1)	–	6
Total CLL	2,009	56	2,065	1,479	(55)	(1,758)	214	1,945

Energy Financial Services	28	–	28	65	–	(72)	1	22

GECAS	104	–	104	12	–	(96)	–	20

Other	34	–	34	33	–	(9)	–	58
Total Commercial	2,175	56	2,231	1,589	(55)	(1,935)	215	2,045

Real Estate
Debt	1,358	(3)	1,355	764	10	(838)	1	1,292
Business Properties	136	45	181	146	(8)	(126)	3	196
Total Real Estate	1,494	42	1,536	910	2	(964)	4	1,488

Consumer
Non-U.S. residential
mortgages	825	–	825	165	(38)	(338)	75	689
Non-U.S. installment
and revolving credit	1,106	–	1,106	1,047	(68)	(1,733)	585	937
U.S. installment and
revolving credit	1,551	1,602	3,153	3,018	(6)	(4,300)	468	2,333
Non-U.S. auto	292	–	292	91	(61)	(313)	159	168
Other	292	–	292	265	5	(394)	91	259
Total Consumer	4,066	1,602	5,668	4,586	(168)	(7,078)	1,378	4,386
Total	$7,735	$1,700	$9,435	$7,085	$(221)	$(9,977)	$1,597	$7,919

  Reflects the effects of our adoption of ASU 2009-16 & 17 on January 1, 2010.
  Other primarily included the effects of currency exchange.
  Net write-offs (write-offs less recoveries) in certain portfolios may exceed the beginning allowance for losses as our revolving credit portfolios turn over more than once per year or, in all portfolios, can reflect losses that are incurred subsequent to the beginning of the fiscal year due to information becoming available during the current year, which may identify further deterioration on existing financing receivables.

	Balance at	Provision							Balance at
	January 1,	charged to			Gross				December 31,
(In millions)	2009	operations	Other	(a)	write-offs	(b)	Recoveries	(b)	2009

Commercial
CLL
Americas	$846	$1,400	$(42)		$(1,117)		$93		$1,180
Europe	311	625	(14)		(431)		84		575
Asia	163	257	3		(203)		24		244
Other	1	8	5		(4)		0		10
Total CLL	1,321	2,290	(48)		(1,755)		201		2,009

Energy Financial
Services	58	33	4		(67)		0		28

GECAS	58	65	(3)		(16)		0		104

Other	28	29	0		(24)		1		34
Total Commercial	1,465	2,417	(47)		(1,862)		202		2,175

Real Estate
Debt	282	1,295	13		(232)		0		1,358
Business Properties	19	147	0		(32)		2		136
Total Real Estate	301	1,442	13		(264)		2		1,494

Consumer
Non-U.S. residential
mortgages	322	795	69		(442)		81		825
Non-U.S. installment
and revolving credit	1,000	1,741	39		(2,235)		561		1,106
U.S. installment and
revolving credit	1,616	3,367	(975)		(2,612)		155		1,551
Non-U.S. auto	187	389	30		(510)		196		292
Other	225	346	45		(389)		65		292
Total Consumer	3,350	6,638	(792)		(6,188)		1,058		4,066
Total	$5,116	$10,497	$(826)		$(8,314)		$1,262		$7,735

  Other primarily included the effects of securitization activity and currency exchange.
  Net write-offs (write-offs less recoveries) in certain portfolios may exceed the beginning allowance for losses as our revolving credit portfolios turn over more than once per year or, in all portfolios, can reflect losses that are incurred subsequent to the beginning of the fiscal year due to information becoming available during the current year, which may identify further deterioration on existing financing receivables.

See Note 16 for supplemental information about the credit quality of financing receivables and allowance for losses on financing receivables.